FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total (3)	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (current and non-current)(2) (4)	$818	$223	$11,752	$12,793
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,445	$59,486
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs, assets held for sale and other assets of $2,057 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,626 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,836 million.
Included in cash and cash equivalents as at December 31, 2022 was $2,229 million of cash (2021: $2,180 million) and $641 million of cash equivalents (2021: $408 million).
Included in financial assets (current and non-current) as at December 31, 2022 was $1,136 million (2021: $1,369 million) of equity instruments and $4,031 million (2021: $4,697 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (current and non-current) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)FVOCI includes $176 million of derivative assets and $220 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,929 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net Investment hedge
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2022, a pre-tax net gain of $298 million (2021: net gain of $146 million, 2020: net loss of $34 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2022, there was a derivative asset balance of $29 million (2021: $87 million) and derivative liability balance of $101 million (2021: $58 million) relating to derivative contracts designated as net investment hedges.
Cash Flow hedge
The partnership uses commodity swap contracts to hedge the sale price of its natural gas contracts, and the purchase price of oil, lead, polypropylene, tin, and uses foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2022, a pre-tax net gain of $376 million (2021: net gain of $88 million, 2020: net loss of $216 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2022, there was a derivative asset balance of $389 million (2021: $89 million) and derivative liability balance of $122 million (2021: $162 million) relating to derivative contracts designated as cash flow hedges.
(b)Fair value hierarchical levels - financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $692 million (2021: $297 million) of financial assets and $589 million (2021: $498 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2022 and 2021:

	2022			2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$736	$—	$—	$865	$—	$—
Corporate and government bonds	91	3,266	—	43	3,956	—
Derivative assets	12	628	—	2	300	—
Other financial assets (1)	429	691	692	586	712	297
	$1,268	$4,585	$692	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$7	$445	$17	$14	$348	$19
Other financial liabilities (2)	—	—	572	—	—	479
	$7	$445	$589	$14	$348	$498
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities. Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $544 million (2021: $411 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2022.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,266	$3,956	Fair value of bonds is obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$628	$300	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$691	$712	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$445	$348	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining unobservable inputs, the partnership uses internally developed information, external research, and observable market data, as applicable, in order to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$84	$144	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$193	$143	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$415	$10	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$544	$411	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$297	$341
Fair value change recorded in net income	(9)	(5)
Fair value change recorded in other comprehensive income	(5)	17
Additions	523	121
Disposals	(111)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$692	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$498	$11
Fair value change recorded in net income	12	3
Additions	408	510
Disposals/settlements	(356)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$589	$498
Securities lending
The partnership’s residential mortgage insurance business participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
As at December 31, 2022, the partnership had $502 million (2021: $450 million) of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $531 million (2021: $472 million).